As filed with the Securities and Exchange Commission on January 26, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07737

                               The Purisima Funds
                               ------------------
               (Exact name of registrant as specified in charter)

                               13100 Skyline Blvd.
                           Woodside, California 94062
               (Address of principal executive offices) (Zip code)

                          US Bancorp Fund Services, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                     (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2005
                          ---------------

Date of reporting period:  November 30, 2004
                           -----------------

Item 1. Schedule of Investments.

                           Purisima Total Return Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.4%

Aerospace/Defense Equipment: 2.5%
         49,600  Lockheed Martin Corp.                             $  3,017,664
         50,500  United Technologies Corp.                            4,927,790
                                                                   ------------
                                                                      7,945,454
                                                                   ------------

Airlines: 0.6%
        134,500  Japan Airlines Corp. - ADR*                          1,910,304
                                                                   ------------

Automotive: 2.1%
         38,100  Fuji Heavy Industries Ltd. - ADR                     1,764,251
        246,000  Nissan Motor Co. Ltd. - ADR                          5,158,620
                                                                   ------------
                                                                      6,922,871
                                                                   ------------

Banking: 15.8%
        437,100  Banco Santander Central - ADR                        5,240,829
        100,700  Barclays Plc - ADR                                   4,191,134
         39,500  Comerica, Inc.                                       2,429,250
        158,500  Credit Suisse Group - ADR                            6,191,010
         52,000  HSBC Holdings Plc - ADR                              4,439,760
        484,500  Mitsubishi Tokyo Finance - ADR                       4,593,060
         52,275  National City Corp.                                  1,938,357
        126,996  San Paolo - IMI SpA - ADR                            3,491,120
        374,000  Sumitomo Mitsui - ADR                                2,601,394
         38,100  SunTrust Banks, Inc.                                 2,716,530
         48,600  UBS AG                                               3,936,600
        118,300  Washington Mutual, Inc.                              4,815,993
         79,800  Wachovia Corp.                                       4,129,650
                                                                   ------------
                                                                     50,714,687
                                                                   ------------

Biomedicine: 1.0%
         52,000  Amgen, Inc.*                                         3,122,080
                                                                   ------------

Biotechnology: 0.7%
         48,000  Genentech, Inc.*                                     2,316,000
                                                                   ------------

Computers: 4.0%
        135,200  Dell Computer Corp.*                                 5,478,304
        110,400  Electronic Data Systems Corp.                        2,478,480
        368,100  EMC Corp.*                                           4,939,902
                                                                   ------------
                                                                     12,896,686
                                                                   ------------

Electrical Equipment: 3.5%
         71,700  General Electric Co.                                 2,535,312
         79,800  Hitachi Ltd. - ADR                                   5,131,140
        240,700  Matsushita Electric Industries Co., Ltd - ADR        3,586,430
                                                                   ------------
                                                                     11,252,882
                                                                   ------------

Financial Services: 7.8%
         78,000  American Express Co.                                 4,345,380
         43,600  Goldman Sachs Group Inc.                             4,567,536
        137,771  ING Groep N.V. - ADR                                 3,779,059
         71,600  Lehman Brothers Holdings, Inc.                       5,998,648
        234,000  Nomura Holdings, Inc. - ADR                          3,261,960
         47,700  Orix Corp. - ADR                                     3,041,829
                                                                   ------------
                                                                     24,994,412
                                                                   ------------

                           Purisima Total Return Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

Foods: 1.1%
        155,800  Sara Lee Corp.                                    $  3,658,184
                                                                   ------------

Household Audio & Video Equipment: 0.9%
         82,600  Sony Corp. - ADR                                     3,003,336
                                                                   ------------

Household Products: 1.9%
         54,700  Kimberly-Clark Corp.                                 3,479,467
         49,200  Procter & Gamble Co.                                 2,631,216
                                                                   ------------
                                                                      6,110,683
                                                                   ------------
Import & Export: 0.6%
         11,900  Mitsui & Co. Ltd. - ADR                              2,064,650
                                                                   ------------

Insurance: 4.4%
         94,900  Allstate Corp.                                       4,792,450
         81,544  American International Group, Inc.                   5,165,812
        180,800  Axa S.A. - ADR                                       4,239,760
                                                                   ------------
                                                                     14,198,022
                                                                   ------------

Machinery: 2.6%
         90,600  Caterpillar, Inc.                                    8,294,430
                                                                   ------------

Media: 2.7%
         40,000  Gannett Co.                                          3,299,600
        201,900  Walt Disney Co.                                      5,427,072
                                                                   ------------
                                                                      8,726,672
                                                                   ------------

Miscellaneous Manfacturing: 5.1%
         83,500  Honeywell International, Inc.                        2,950,055
         55,200  Illinois Tool Works                                  5,201,496
        208,500  Lafarge S.A. - ADR                                   4,914,345
         42,800  Siemens AG - ADR                                     3,416,296
                                                                   ------------
                                                                     16,482,192
                                                                   ------------

Oil & Gas: 13.0%
         77,000  Anadarko Petroleum Corp.                             5,359,200
        124,900  Baker Hughes, Inc.                                   5,536,817
         81,100  BASF AG - ADR                                        5,470,195
         68,400  ChevronTexaco Corp.                                  3,734,640
         54,100  ConocoPhillips                                       4,922,559
         63,600  Occidental Petroleum Corp.                           3,829,356
        114,600  Royal Dutch Petroleum Co. - ADR                      6,561,996
         56,857  Total Fina S.A. - ADR                                6,231,527
                                                                   ------------
                                                                     41,646,290
                                                                   ------------

Paper & Forest Products: 1.2%
         93,300  International Paper Co.                              3,873,816
                                                                   ------------

Pharmaceuticals: 5.1%
         81,500  Astrazeneca Plc - ADR                                3,210,285
         90,400  GlaxoSmithKline Plc - ADR                            3,845,616
         57,100  Johnson & Johnson                                    3,444,272
         42,200  Merck & Co., Inc.                                    1,182,444
        121,280  Sanofi-Aventis - ADR                                 4,579,533
                                                                   ------------
                                                                     16,262,150
                                                                   ------------

                           Purisima Total Return Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

Retail: 5.7%
        126,900  Albertson's, Inc.                                 $  3,210,570
         91,600  Costco Wholesale Corp.                               4,451,760
        175,000  Gap, Inc.                                            3,823,750
         68,200  Ito Yokado Co., Ltd. - ADR                           2,706,899
         72,400  Lowe's Companies, Inc.                               4,005,892
                                                                   ------------
                                                                     18,198,871
                                                                   ------------

Semiconductors: 3.7%
        196,500  Intel Corp.                                          4,391,775
        111,200  KLA-Tencor Corp.*                                    5,010,672
        217,500  Micron Technology, Inc.*                             2,409,900
                                                                   ------------
                                                                     11,812,347
                                                                   ------------

Software: 4.8%
        108,400  First Data Corp.                                     4,454,156
        115,200  Microsoft Corp.                                      3,088,512
        365,800  Oracle Corp.*                                        4,631,028
        308,000  Siebel Systems, Inc.*                                3,104,640
                                                                   ------------
                                                                     15,278,336
                                                                   ------------

Telecommunications: 3.5%
         59,700  Alltel Corp.                                         3,384,393
        155,350  Bellsouth Corp.                                      4,166,487
        103,600  BT Group Plc - ADR                                   3,861,172
                                                                   ------------
                                                                     11,412,052
                                                                   ------------

Transportation: 1.8%
         61,400  Fedex Corp.                                          5,834,842
                                                                   ------------

Utilities: 3.3%
         93,400  Duke Energy Corp.                                    2,361,152
         52,600  E. ON AG -  ADR                                      4,425,238
         85,700  Enel SpA - ADR                                       3,829,933
                                                                   ------------
                                                                     10,616,323
                                                                   ------------
TOTAL COMMON STOCKS
   (cost $275,738,583)                                              319,548,572
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
   (cost $275,738,583+):  99.4%                                     319,548,572
Other Assets less Liabilities:  0.60%                                 1,937,842
                                                                   ------------

NET ASSETS:  100.0%                                                $321,486,414
                                                                   ============


ADR - American depositary receipt.
* Non-income producing security.

+ At November 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                   $276,037,635
Gross tax unrealized appreciation                      $ 55,448,961
Gross tax unrealized depreciation                       (11,938,024)
                                                       ------------
Net tax unrealized appreciation                        $ 43,510,937
                                                       ============

                           Purisima Pure American Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.4%

Aerospace/Defense Equipment: 3.0%
         300 Lockheed Martin Corp.                                   $   18,252
       1,050 Northrop Grumman Corp.                                      59,146
                                                                     ----------
                                                                         77,398
                                                                     ----------

Banking: 10.8%
       1,125 Bank of America Corp.                                       52,054
         900 Banknorth Group, Inc.                                       32,373
         900 Comerica, Inc.                                              55,350
       1,750 National City Corp.                                         64,890
         600 UnionBanCal Corp.                                           37,098
         750 Wachovia Corp.                                              38,813
                                                                     ----------
                                                                        280,578
                                                                     ----------

Biomedicine: 1.2%
         525 Amgen, Inc.*                                                31,521
                                                                     ----------

Biotechnology: 0.8%
         450 Genentech, Inc.*                                            21,712
                                                                     ----------

Chemicals: 1.3%
         750 Rohm & Haas Co.                                             33,068
                                                                     ----------

Computer Components & Software: 5.9%
       1,800 BMC Software, Inc.*                                         33,444
       2,475 Cisco Systems, Inc.*                                        46,307
       1,000 Microsoft Corp.                                             26,810
       2,500 Siebel Systems, Inc.*                                       25,200
       1,000 Veritas Software Corp.*                                     21,900
                                                                     ----------
                                                                        153,661
                                                                     ----------

Computers: 7.2%
         825 Dell Computer Corp.*                                        33,429
       1,350 Electronic Data Systems Corp.                               30,307
       3,200 EMC Corp.*                                                  42,944
         500 IBM Corp.                                                   47,120
       5,900 Sun Microsystems, Inc.*                                     32,745
                                                                     ----------
                                                                        186,545
                                                                     ----------

Consumer Products: 3.7%
         725 Clorox Co. (The)                                            39,962
         575 Coca Cola Co. (The)                                         22,603
         400 Nike, Inc. - Class B                                        33,864
                                                                     ----------
                                                                         96,429
                                                                     ----------
Diversified Commercial Services: 1.0%
         575 Cintas Corp.                                                25,714
                                                                     ----------

Electrical Equipment:1.5%
         650 Johnson Controls, Inc.                                      39,910
                                                                     ----------

Electronics: 1.3%
       5,300 Solectron Corp.*                                            33,125
                                                                     ----------

Financial Services: 9.7%
         725 American Express Co.                                        40,390
         891 Citigroup, Inc.                                             39,872
         350 Goldman Sachs Group, Inc.                                   36,666
         325 Lehman Brothers Holdings, Inc.                              27,229
         750 Merrill Lynch & Co., Inc.                                   41,783
       1,125 T Rowe Price Group, Inc.                                    66,555
                                                                     ----------
                                                                        252,495
                                                                     ----------

                           Purisima Pure American Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
Foods: 1.3%
       1,400 Sara Lee Corp.                                          $   32,872
                                                                     ----------

Health Care Equipment: 0.8%
         450 Medtronic, Inc.                                             21,622
                                                                     ----------

Household Products: 1.4%
         700 Procter & Gamble Co.                                        37,436
                                                                     ----------

Insurance: 4.1%
         387 American International Group                                24,516
          19 Berkshire Hathaway, Inc. - Class B*                         52,820
         600 Safeco. Corp.                                               29,082
                                                                     ----------
                                                                        106,418
                                                                     ----------

Machinery: 1.8%
         500 Caterpillar, Inc.                                           45,775
                                                                     ----------

Media: 2.0%
       1,950 Walt Disney Co.                                             52,416
                                                                     ----------

Miscellaneous Manufacturing: 1.3%
         425 3M Co.                                                      33,826
                                                                     ----------

Office Supplies: 1.5%
       1,250 Staples, Inc.                                               39,888
                                                                     ----------

Oil & Gas: 11.9%
         825 BJ Services Co.                                             41,803
       1,200 Burlington Resources, Inc.                                  55,692
         950 ChevronTexaco Corp.                                         51,870
         775 ConocoPhillips                                              70,517
       1,100 Ensco International, Inc.                                   34,441
       1,100 Exxon Mobil Corp.                                           56,375
                                                                     ----------
                                                                        310,698
                                                                     ----------

Paper & Forest Products: 2.0%
       1,250 International Paper Co.                                     51,900
                                                                     ----------

Pharmaceuticals: 4.4%
         600 Johnson & Johnson                                           36,192
         575 Lilly (Eli) & Co.                                           30,665
         650 Merck & Co., Inc.                                           18,213
         750 Wyeth                                                       29,903
                                                                     ----------
                                                                        114,973
                                                                     ----------

Restaurants: 2.2%
       1,900 McDonald's Corp.                                            58,406
                                                                     ----------

Retail: 4.8%
         675 Costco Wholesale Corp.                                      32,805
         600 Federated Department Stores                                 32,880
       2,400 Limited Brands                                              58,656
                                                                     ----------
                                                                        124,341
                                                                     ----------

Semi-conductors: 3.9%
       1,900 Intel Corp.                                                 42,465
         625 KLA-Tencor Corp.*                                           28,162
       2,825 Micron Technology, Inc.*                                    31,301
                                                                     ----------
                                                                        101,928
                                                                     ----------

                           Purisima Pure American Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
Telecommunications: 2.3%
       1,175 BellSouth Corp.                                         $   31,513
       1,000 Scientific-Atlanta, Inc.                                    29,620
                                                                     ----------
                                                                         61,133
                                                                     ----------

Transportation: 4.3%
       1,500 Burlington Northern Santa Fe Corp.                          67,560
         475 Fedex Corp.                                                 45,139
                                                                     ----------
                                                                        112,699
                                                                     ----------

Utilities: 2.0%
       1,600 Southern Co.                                                52,464
                                                                     ----------

TOTAL COMMON STOCKS
   (cost $2,241,107)                                                  2,590,951
                                                                     ----------

SHORT-TERM INVESTMENT: 0.4%
       9,877 SEI Daily Income Trust Government Class B                    9,877
             (cost $9,877)                                           ----------

TOTAL INVESTMENTS IN SECURITIES
   (cost $2,250,984+): 99.8%                                          2,600,828
Other Assets less Liabilities: 0.2%                                       5,068
                                                                     ----------

NET ASSETS: 100%                                                     $2,605,896
                                                                     ==========

* Non-income producing security.

+ At November 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                   $  2,265,829
Gross tax unrealized appreciation                      $    419,565
Gross tax unrealized depreciation                           (84,566)
                                                       ------------
Net tax unrealized appreciation                        $    334,999
                                                       ============

                           Purisima Pure Foreign Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 98.8%

Australia: 4.6%
       5,925  BHP Billiton Ltd. - ADR                                $  140,778
         450  National Australia Bank Ltd. - ADR                         48,830
                                                                     ----------
                                                                        189,608
                                                                     ----------

France: 11.2%
       4,150  Axa S.A. - ADR                                             97,318
       1,100  Dassault Systemes S.A. - ADR                               57,112
       4,300  Groupe Danone - ADR                                        76,540
       1,100  Publicis Groupe - ADR                                      36,344
       1,740  Sanofi-Aventis - ADR                                       65,702
       1,147  Total Fina S.A. - ADR                                     125,711
                                                                     ----------
                                                                        458,727
                                                                     ----------

Germany: 9.2%
         900  BASF AG - ADR                                              60,705
       3,200  Bayerische Hypo-Und Vereinsbank AG - ADR                   71,364
         750  DaimlerChrysler AG                                         33,607
       1,600  Deutsche Telekom AG - ADR*                                 33,952
       4,500  Infineon Technologies AG*                                  49,500
       1,000  SAP AG - ADR                                               44,500
       1,025  Siemens AG - ADR                                           81,816
                                                                     ----------
                                                                        375,444
                                                                     ----------

Italy: 6.4%
       2,050  Enel SpA - ADR                                             91,615
         600  Eni SpA - ADR                                              73,950
       2,506  San Paolo - IMI SpA - ADR                                  68,890
         690  Telecom Italia SpA - ADR                                   26,530
                                                                     ----------
                                                                        260,985
                                                                     ----------

Japan: 25.6%
       1,350  Canon, Inc. - ADR                                          67,730
         375  Fuji Heavy Industries Ltd. - ADR                           17,365
       1,675  Hitachi, Ltd. - ADR                                       107,702
       1,800  Ito Yokado Co., Ltd.- ADR                                  71,443
       1,300  Japan Airlines Corp. - ADR                                 18,464
       4,000  Komatsu Ltd. - ADR                                        109,110
         750  Kyocera Corp. - ADR                                        52,718
       6,500  Matsushita Electric Industrial Co., Ltd. - ADR             96,850
       1,350  Millea Holdings, Inc. - ADR                                95,675
         100  Mitsui & Co. Ltd. - ADR                                    17,350
       5,100  NEC Corp. - ADR                                            28,101
       3,400  Nissan Motor Co. Ltd. - ADR                                71,298
       3,000  Nomura Holdings, Inc. - ADR                                41,820
       1,475  Orix Corp. - ADR                                           94,061
       2,275  Sony Corp. - ADR                                           82,719
      11,100  Sumitomo Mitsui - ADR                                      77,207
                                                                     ----------
                                                                      1,049,613
                                                                     ----------

Netherlands: 7.4%
       3,970  ABN Amro Holding N.V. - ADR                                97,741
       2,206  ING Groep N.V. - ADR                                       60,510
       1,700  Royal Dutch Petroleum Co. - ADR                            97,342
       1,800  TPG N.V. - ADR                                             47,358
                                                                     ----------
                                                                        302,951
                                                                     ----------

                           Purisima Pure Foreign Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
Norway: 1.7%
         850  Norsk Hydro A/S - ADR                                     $69,700
                                                                     ----------

Portugal: 1.1%
       3,632  Portugal Telecom S.A. - ADR                                43,039
                                                                     ----------

Spain: 7.4%
       4,500  Banco Bilbao Vizcaya Argentaria S.A. - ADR                 73,710
      10,375  Banco Santander Central Hispano S.A. - ADR                124,396
       2,650  Repsol S.A. - ADR                                          64,554
         801  Telefonica S.A. - ADR                                      42,092
                                                                     ----------
                                                                        304,752
                                                                     ----------

Sweden: 3.0%
       3,050  Volvo AB - ADR                                            124,135
                                                                     ----------

Switzerland: 5.1%
       1,000  Novartis AG - ADR                                          48,050
       2,000  UBS AG - ADR                                              162,000
                                                                     ----------
                                                                        210,050
                                                                     ----------

United Kingdom: 16.1%
         500  AstraZeneca Plc - ADR                                      19,695
       2,350  Barclays Plc - ADR                                         97,807
       1,700  BP Plc - ADR                                              104,295
       1,325  BT Group Plc - ADR                                         49,383
       3,400  Cadbury Schweppes Plc - ADR                               122,400
         550  GlaxoSmithKline Plc - ADR                                  23,397
       1,275  HSBC Holdings Plc - ADR                                   108,860
         700  National Grid Group - ADR                                  32,186
         550  Rio Tinto Plc - ADR                                        64,675
       1,800  Signet Group Plc - ADR                                     36,846
                                                                     ----------
                                                                        659,544
                                                                     ----------

TOTAL COMMON STOCKS
 (cost $3,322,447)                                                    4,048,548
                                                                     ----------

Shares                                                                   Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 1.0%

      39,456  SEI Daily Income Trust Government Class B                  39,456
              (cost $39,456)                                         ----------

TOTAL INVESTMENTS IN SECURITIES
 (cost $3,361,904+):  99.8%                                           4,088,004
Other Assets less Liabilities: 0.2%                                       8,019
                                                                     ----------
NET ASSETS: 100.0%                                                   $4,096,023
                                                                     ==========

ADR - American depositary receipt. * Non-income producing security.

+ At November 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                   $  3,365,054
Gross tax unrealized appreciation                      $    793,233
Gross tax unrealized depreciation                           (70,283)
                                                       ------------
Net tax unrealized appreciation                        $    722,950
                                                       ============

                       Purisima Pure Foreign Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS BY INDUSTRY at November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                        % of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Advertising                                                                0.9%
Airlines                                                                   0.5%
Automobile Manufacturers                                                   6.0%
Banking                                                                   23.7%
Chemicals                                                                  1.5%
Electric                                                                   5.7%
Electronics                                                                3.2%
Finance                                                                    2.3%
Foods                                                                      4.8%
Home Furnishings                                                           4.4%
Import/Export                                                              0.4%
Insurance                                                                  6.2%
Machinery                                                                  2.7%
Mining                                                                     5.0%
Miscellaneous Manufacturing                                                2.0%
Office/Business Equipment                                                  1.6%
Oil & Gas                                                                 13.1%
Pharmaceuticals                                                            3.8%
Retail                                                                     2.6%
Software                                                                   2.5%
Telecommunications                                                         4.8%
Transportation                                                             1.1%
                                                                  --------------
TOTAL COMMON STOCKS                                                       98.8%
SHORT-TERM INVESTMENTS                                                     1.0%
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES                                           99.8%
Other Assets less Liabilities                                              0.2%
                                                                  --------------
NET ASSETS                                                               100.0%
                                                                  ==============

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Purisima Funds


By /s/ Kenneth L. Fisher
-------------------------------------
Kenneth L. Fisher
President

Date January 25, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Kenneth L. Fisher
-------------------------------------
Kenneth L. Fisher
President

Date January 25, 2005


By /s/ Rita Dam
-------------------------------------
Rita Dam
Treasurer

Date January 26, 2005

* Print the name and title of each signing officer under his or her signature.